Note 20 - Equipment Financing Obligations (Details Textual) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Proceeds from equipment financing obligations			$ 7,894
Finance leases [member]
Statement Line Items [Line Items]
Property, plant and equipment, pledged as security		$ 600	10,000
Proceeds from equipment financing obligations	[1]
Finance leases [member] | Bottom of range [member]
Statement Line Items [Line Items]
Lease terms		2 years
Borrowings, interest rate		6.90%
Finance leases [member] | Top of range [member]
Statement Line Items [Line Items]
Lease terms		4 years
Borrowings, interest rate		7.50%
Equipment Financing [member]
Statement Line Items [Line Items]
Property, plant and equipment, pledged as security		$ 4,600	6,900
Proceeds from equipment financing obligations			$ 7,894
Borrowings, adjustment to interest rate basis			4.60%
Equipment Financing [member] | Bottom of range [member]
Statement Line Items [Line Items]
Quarterly lease terms			12
Equipment Financing [member] | Top of range [member]
Statement Line Items [Line Items]
Quarterly lease terms			16

[1]	From time to time, the Company purchases equipment under finance leases, with terms ranging from 24 to 48 months with interest rates ranging from 6.9% to 7.5%. As at December 31, 2018, the net book value of property, plant and equipment includes $0.6 million (December 31, 2017 -$10.0 million) of equipment in property, plant and equipment pledged as security under finance leases.